Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Equity method investments:
Sub total	$ 3,833,216	$ 3,991,012
Less: impairment	(933,311)	(971,731)
Total	2,899,905	3,019,281
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Equity method investments:
Sub total	35,591	37,056
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”) [Member]
Equity method investments:
Sub total	1,379,063	1,435,832
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”) [Member]
Equity method investments:
Sub total	1,103,250	1,148,665
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”) [Member]
Equity method investments:
Sub total	413,719	430,750
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Equity method investments:
Sub total	275,813	287,167
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”) [Member]
Equity method investments:
Sub total	218,957	227,970
Chengdu Zhongfuze Management LLP(“Zhongfuze”) [Member]
Equity method investments:
Sub total	68,953	71,792
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Equity method investments:
Sub total	68,953	71,792
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”) [Member]
Equity method investments:
Sub total	68,953	71,792
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”) [Member]
Equity method investments:
Sub total	68,953	71,792
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Equity method investments:
Sub total	68,953	71,792
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Equity method investments:
Sub total	37,235	38,767
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Equity method investments:
Sub total	$ 24,823	$ 25,845